STOCKHOLDERS' EQUITY (DEFICIT) - 2011 Equity Incentive Plan (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Forfeited or cancelled	$ 0.28
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Forfeited or cancelled	$ 0.40
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at December 31, 2011	4,892,000
Granted	1,360,000
Exercised	(13,100)
Forfeited or cancelled	(1,038,650)
Expired
Options outstanding at end	5,200,250
Options expected to vest in the future at end	1,504,001
Options exercisable at September 30, 2012	3,696,249
Options vested, exercisable and options expected to vest at September 30, 2012	5,200,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at December 31, 2011	$ 0.28
Granted	$ 0.52
Exercised	$ 0.25
Expired
Options outstanding at September 30, 2012	$ 0.31
Options expected to vest in the future at September 30, 2012	$ 0.43
Options exercisable at September 30, 2012	$ 0.26
Options vested, exercisable and options expected to vest at September 30, 2012	$ 0.31
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term [Roll Forward]
Options outstanding at December 31, 2011	9 years 5 months 26 days
Granted	9 years 7 months 24 days
Exercised	8 years 8 months 23 days
Forfeited or cancelled	8 years 8 months 23 days
Options outstanding at September 30, 2012	8 years 11 months 20 days
Options expected to vest in the future at September 30, 2012	9 years 3 months 14 days
Options exercisable at September 30, 2012	8 years 8 months 23 days
Options vested, exercisable and options expected to vest at September 30, 2012	9 years 1 month 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Aggregate Intrinsic Value [Roll Forward]
Options outstanding at December 31, 2011	$ 3,477,380
Granted
Exercised	1,515
Forfeited or cancelled Expired
Options outstanding at September 30, 2012
Options expected to vest in the future at September 30, 2012
Options exercisable at September 30, 2012
Options vested, exercisable and options expected to vest at September 30, 2012